SUBSEQUENT EVENTS (Details) (USD $)	0 Months Ended		1 Months Ended		3 Months Ended
	Feb. 11, 2014	Jan. 13, 2014	Jan. 31, 2014	Apr. 29, 2014 Subsequent Event [Member]	Jun. 30, 2014 Subsequent Event [Member]
Subsequent Event [Line Items]
Proceeds from Issuance of Warrants		$ 4,000		$ 150,000	$ 1,200,000
Number of warrants exercised				50,000	400,000
Common stock shares conversion from warrants exercised				50,000
Exercise price				$ 3.00
Common stock shares retired				50,000
Officer salary			150,000
Increased officer's salary			300,000
Outstanding convertible note converted amount	150,000
Conversion of accrued interest into common stock	21,485
Shares issued for debt relief	55,497
Shares issued for debt relief, amount	$ 171,485